Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of accounting – The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, using the accrual method of accounting.
Use of Estimates
Use of estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that may affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Investment valuation
Investment valuation – Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

Note receivable from participants
Notes receivable from participants – Notes receivable from participants are measured at amortized cost, which represents unpaid principal balance plus accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent notes receivable from participants are recorded as distributions based on the terms of the Plan Agreement.

Income recognition
Income recognition – Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The net appreciation in fair value of investments consists of both the realized gains or losses and unrealized depreciation and appreciation of those investments.

Payment of benefits	Payment of benefits – Benefit payments are recorded when paid.
Contributions
Contributions – Contributions are recognized during the period in which the respective payroll deductions are made. Employer and Participant contributions are invested directly in appropriate funds based upon Participant elections made at the date of enrollment or through authorized changes in elections.

Expenses
Expenses – Administrative expenses such as legal and accounting fees are paid by the Company; however, they may be paid with Plan forfeitures. Transaction fees and investment management fees are deducted directly from the participant's account.

Forfeitures	Forfeitures – Forfeitures are the nonvested portion of a participant's account that are lost upon termination of employment. Forfeitures are retained in the Plan and will be used to reduce future Company contributions, and eligible, reasonable administrative expenses.
Subsequent events	Subsequent events – Subsequent events are events or transactions that occur after the statement of net assets available for benefits date but before financial statements are issued. The Plan recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of net assets available for benefits, including the estimates inherent in the process of preparing the financial statements. The Plan's financial statements do not recognize subsequent events that provide evidence about conditions that did not exist at the date of the statement of net assets available for benefits but arose after the statement of net assets available for benefits date and before financial statements were issued.